                                                                     As filed with the Securities and Exchange Commission on May 29, 2018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22558

Brookfield Investment Funds
 (Exact name of registrant as specified in charter)

Brookfield Place, 250 Vesey Street, 15th Floor, New York, NY 10281-1023
 (Address of principal executive offices) (Zip code)

Brian F. Hurley, Brookfield Place, 250 Vesey Street, 15th Floor, New York, NY 10281-1023
 (Name and address of agent for service)

855-777-8001

Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2018

Date of reporting period: March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Schedule of Investments.

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE FUND
Schedule of Investments (Unaudited)
March 31, 2018
Name	Shares	Value
COMMON STOCKS - 97.8%
ARGENTINA - 0.1%
Airports - 0.1%
Corporacion America Airports SA [1]	14,800	$182,632
Total ARGENTINA		182,632
AUSTRALIA - 2.1%
Pipelines - 0.2%
APA Group	66,212	403,164
Toll Roads - 1.9%
Macquarie Atlas Roads Group	506,700	2,260,786
Transurban Group	210,800	1,858,962
Total Toll Roads		4,119,748
Total AUSTRALIA		4,522,912
BRAZIL - 0.7%
Water - 0.7%
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	141,600	1,499,544
Total BRAZIL		1,499,544
CANADA - 11.5%
Pipelines - 11.5%
Enbridge, Inc.	304,800	9,586,290
Pembina Pipeline Corp.	197,700	6,168,774
TransCanada Corp.	235,535	9,740,602
Total Pipelines		25,495,666
Total CANADA		25,495,666
CHINA - 2.1%
Airports - 0.5%
Beijing Capital International Airport Company Ltd.	780,600	1,054,262
Gas Utilities - 0.6%
ENN Energy Holdings Ltd.	148,800	1,337,549
Pipelines - 0.5%
Kunlun Energy Company Ltd.	1,185,300	1,029,396
Water - 0.5%
Guangdong Investment Ltd.	768,300	1,217,192
Total CHINA		4,638,399
DENMARK - 1.5%
Renewables/Electric Generation - 1.5%
Orsted A/S [2]	52,100	3,389,726
Total DENMARK		3,389,726

FRANCE - 7.9%
Communications - 0.7%
Eutelsat Communications SA	84,000	1,664,920
Toll Roads - 7.2%
Eiffage SA	14,400	1,640,036
Getlink SE	324,200	4,627,382
Vinci SA	97,700	9,622,982
Total Toll Roads		15,890,400
Total FRANCE		17,555,320
ITALY - 3.8%
Gas Utilities - 0.7%
Italgas SpA	270,623	1,617,066
Renewables/Electric Generation - 1.3%
Enel SpA	454,100	2,778,738
Toll Roads - 1.8%
Atlantia SpA	129,900	4,025,133
Total ITALY		8,420,937
JAPAN - 1.1%
Gas Utilities - 0.6%
Tokyo Gas Company Ltd.	48,000	1,282,569
Rail - 0.5%
East Japan Railway Co.	12,300	1,149,975
Total JAPAN		2,432,544
MEXICO - 1.6%
Electricity Transmission & Distribution - 0.9%
CFE Capital S de RL de CV [1]	1,854,900	1,943,666
Toll Roads - 0.7%
Promotora y Operadora de Infraestructura SAB de CV	168,377	1,674,230
Total MEXICO		3,617,896
NEW ZEALAND - 1.1%
Airports - 1.1%
Auckland International Airport Ltd.	538,800	2,390,876
Total NEW ZEALAND		2,390,876
SPAIN - 4.6%
Airports - 2.0%
Aena SME SA [2]	21,800	4,395,833
Toll Roads - 2.6%
Abertis Infraestructuras SA	116,100	2,602,724
Ferrovial SA	146,983	3,073,082

Obrascon Huarte Lain SA [1]	40,380	172,786
Total Toll Roads		5,848,592
Total SPAIN		10,244,425
UNITED KINGDOM - 8.5%
Electricity Transmission & Distribution - 5.6%
National Grid PLC	1,096,932	12,347,570
Water - 2.9%
Pennon Group PLC	256,600	2,319,820
Severn Trent PLC	160,700	4,160,283
Total Water		6,480,103
Total UNITED KINGDOM		18,827,673
UNITED STATES - 51.2%
Communications - 9.9%
American Tower Corp.	96,933	14,088,242
SBA Communications Corp. [1]	45,700	7,811,044
Total Communications		21,899,286
Electricity Transmission & Distribution - 6.4%
Edison International	60,100	3,825,966
PG&E Corp.	98,234	4,315,420
Sempra Energy	55,000	6,117,100
Total Electricity Transmission & Distribution		14,258,486
Gas Utilities - 2.3%
Atmos Energy Corp.	41,900	3,529,656
Southwest Gas Holdings, Inc.	23,200	1,569,016
Total Gas Utilities		5,098,672
Master Limited Partnerships - 15.5%
Boardwalk Pipeline Partners LP	159,900	1,622,985
Energy Transfer Equity LP	126,700	1,800,407
Energy Transfer Partners LP	475,000	7,704,500
EnLink Midstream Partners LP	172,800	2,360,448
Enterprise Products Partners LP	398,369	9,752,073
MPLX LP	169,976	5,616,007
Plains All American Pipeline LP	175,100	3,857,453
Rice Midstream Partners LP	82,520	1,493,612
Total Master Limited Partnerships		34,207,485
Midstream - 7.6%
Cheniere Energy, Inc. [1]	55,600	2,971,820
ONEOK, Inc.	30,900	1,758,828
Targa Resources Corp.	130,500	5,742,000
The Williams Companies, Inc.	255,200	6,344,272
Total Midstream		16,816,920
Pipelines - 3.5%
Kinder Morgan, Inc.	518,900	7,814,635
Renewables/Electric Generation - 6.0%
American Electric Power Company, Inc.	37,800	2,592,702
CMS Energy Corp.	76,000	3,442,040
Entergy Corp.	56,500	4,451,070
NRG Energy, Inc.	31,100	949,483
Pattern Energy Group, Inc.	111,800	1,933,022
Total Renewables/Electric Generation		13,368,317
Total UNITED STATES		113,463,801

Total COMMON STOCKS
(Cost $196,015,239)	216,682,351
Total Investments - 97.8%
(Cost $196,015,239)	216,682,351
Other Assets in Excess of Liabilities - 2.2%	4,813,632
TOTAL NET ASSETS - 100.0%	$221,495,983

The following notes should be read in conjunction with the accompanying Schedule of Investments.
ADR - American Depositary Receipt
1 - Non-income producing security.
2 - Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.  As of March 31, 2018, the total value of all such securities was $7,785,559 or 3.5% of net assets.

BROOKFIELD GLOBAL LISTED REAL ESTATE FUND
Schedule of Investments (Unaudited)
March 31, 2018
name	Shares	Value
COMMON STOCKS - 98.4%
AUSTRALIA - 3.8%
Diversified - 3.8%
Dexus	6,483,900	$46,688,836
The GPT Group	7,506,400	27,511,025
Total Diversified		74,199,861
Total AUSTRALIA		74,199,861
CHINA - 0.9%
Office - 0.9%
SOHO China Ltd.	33,268,100	17,523,115
Total CHINA		17,523,115
FRANCE - 2.2%
Office - 1.5%
Gecina SA	170,777	29,635,220
Retail - 0.7%
Eurocommercial Properties NV	334,000	13,791,848
Total FRANCE		43,427,068
GERMANY - 3.6%
Office - 1.0%
alstria office REIT-AG	1,277,692	20,009,385
Residential - 2.6%
Grand City Properties SA	832,790	19,920,899
Vonovia SE	623,955	30,941,845
Total Residential		50,862,744
Total GERMANY		70,872,129
HONG KONG - 4.4%
Diversified - 1.5%
Wharf Real Estate Investment Company Ltd.	4,718,012	30,838,751
Office - 2.5%
Hongkong Land Holdings Ltd.	7,105,700	49,093,381
Retail - 0.4%
Hysan Development Company Ltd.	1,413,130	7,499,255
Total HONG KONG		87,431,387
JAPAN - 12.3%
Office - 9.6%
Hulic Reit, Inc.	5,985	9,136,725
Mitsubishi Estate Company Ltd.	4,702,055	78,766,199
Mitsui Fudosan Company Ltd.	4,258,200	102,798,291
Total Office		190,701,215

Residential - 2.7%
Leopalace21 Corp.	5,192,425	42,610,124
Nippon Accommodations Fund, Inc.	2,439	10,751,758
Total Residential		53,361,882
Total JAPAN		244,063,097
SINGAPORE - 3.6%
Diversified - 2.5%
City Developments Ltd.	5,027,700	50,097,109
Office - 1.1%
CapitaLand Commercial Trust	15,333,200	21,493,857
Total SINGAPORE		71,590,966
SPAIN - 4.3%
Diversified - 3.2%
Merlin Properties Socimi SA	4,188,900	64,167,762
Office - 1.1%
Inmobiliaria Colonial Socimi SA	1,805,014	20,879,664
Total SPAIN		85,047,426
UNITED KINGDOM - 10.5%
Diversified - 4.9%
Land Securities Group PLC	7,419,900	97,623,007
Office - 3.1%
Great Portland Estates PLC	6,561,751	61,234,652
Retail - 2.5%
Capital & Counties Properties PLC	5,137,517	19,621,061
Hammerson PLC	3,889,137	29,317,204
Total Retail		48,938,265
Total UNITED KINGDOM		207,795,924
UNITED STATES - 52.8%
Basic Industrial - 1.0%
Weyerhaeuser Co.	547,800	19,173,000
Datacenters - 3.2%
Equinix, Inc.	104,533	43,709,429
QTS Realty Trust, Inc.	561,500	20,337,530
Total Datacenters		64,046,959
Healthcare - 6.2%
HCP, Inc.	2,111,862	49,058,554
Physicians Realty Trust	1,589,500	24,748,515
Ventas, Inc.	1,003,725	49,714,499
Total Healthcare		123,521,568
Hotel - 5.2%
Extended Stay America, Inc.	1,376,276	27,208,977
Park Hotels & Resorts, Inc.	1,844,922	49,849,792
RLJ Lodging Trust	1,369,723	26,627,415
Total Hotel		103,686,184
Industrial - 3.0%
Duke Realty Corp.	1,659,277	43,937,655
Prologis, Inc.	244,100	15,375,859
Total Industrial		59,313,514

Net Lease - 2.6%
Gramercy Property Trust	1,463,268	31,796,813
MGM Growth Properties LLC	717,516	19,042,875
Total Net Lease		50,839,688
Office - 5.7%
Hudson Pacific Properties, Inc.	1,442,650	46,929,404
Kilroy Realty Corp.	656,284	46,569,913
Piedmont Office Realty Trust, Inc.	1,032,637	18,164,085
Total Office		111,663,402
Residential - 10.7%
American Homes 4 Rent	2,255,003	45,280,460
AvalonBay Communities, Inc.	245,100	40,309,146
Equity Residential	329,700	20,316,114
Essex Property Trust, Inc.	145,511	35,021,587
Mid-America Apartment Communities, Inc.	767,628	70,038,379
Total Residential		210,965,686
Retail - 11.2%
DDR Corp.	3,301,500	24,199,995
Federal Realty Investment Trust	262,800	30,513,708
Simon Property Group, Inc.	963,533	148,721,319
Taubman Centers, Inc.	313,400	17,835,594
Total Retail		221,270,616
Self Storage - 2.3%
Public Storage	227,400	45,568,686
Specialty - 1.7%
Crown Castle International Corp.	314,555	34,478,374
Total UNITED STATES		1,044,527,677
Total COMMON STOCKS
(Cost $1,917,711,819)		1,946,478,650
Total Investments - 98.4%
(Cost $1,917,711,819)		1,946,478,650
Other Assets in Excess of Liabilities - 1.6%		31,859,458
TOTAL NET ASSETS - 100.0%		$1,978,338,108

BROOKFIELD U.S. LISTED REAL ESTATE FUND
Schedule of Investments (Unaudited)
March 31, 2018
	Shares	Value
COMMON STOCKS - 99.1%
Basic Industrial - 2.0%
Weyerhaeuser Co.	12,500	$437,500
Datacenters - 9.1%
Equinix, Inc.	3,200	1,338,048
QTS Realty Trust, Inc.	18,500	670,070
Total Datacenters		2,008,118
Healthcare - 12.3%
HCP, Inc.	42,900	996,567
Physicians Realty Trust	35,800	557,406
Ventas, Inc.	23,500	1,163,955
Total Healthcare		2,717,928
Hotel - 10.3%
Extended Stay America, Inc.	30,300	599,031
Park Hotels & Resorts, Inc.	40,736	1,100,687
RLJ Lodging Trust	30,200	587,088
Total Hotel		2,286,806
Industrial - 4.7%
Duke Realty Corp.	25,400	672,592
Prologis, Inc.	5,700	359,043
Total Industrial		1,031,635
Net Lease - 5.1%
Gramercy Property Trust	31,466	683,756
MGM Growth Properties LLC	16,700	443,218
Total Net Lease		1,126,974
Office - 10.0%
Hudson Pacific Properties, Inc.	27,300	888,069
Kilroy Realty Corp.	12,400	879,904
Piedmont Office Realty Trust, Inc.	24,900	437,991
Total Office		2,205,964
Residential - 18.1%
American Homes 4 Rent	38,900	781,112
AvalonBay Communities, Inc.	5,400	888,084
Equity Residential	7,400	455,988
Essex Property Trust, Inc.	2,750	661,870
Mid-America Apartment Communities, Inc.	13,400	1,222,616
Total Residential		4,009,670
Retail - 19.9%
DDR Corp.	54,700	400,951

Federal Realty Investment Trust	6,900	801,159
Simon Property Group, Inc.	17,949	2,770,428
Taubman Centers, Inc.	7,500	426,825
Total Retail		4,399,363
Self Storage - 4.1%
Public Storage	4,500	901,755
Specialty - 3.5%
Crown Castle International Corp.	7,100	778,231
TOTAL COMMON STOCKS
(Cost $22,505,678)		21,903,944
Total Investments - 99.1%
(Cost $22,505,678)		21,903,944
Other Assets in Excess of Liabilities - 0.9%		196,154
TOTAL NET ASSETS - 100.0%		$22,100,098

BROOKFIELD REAL ASSETS SECURITIES FUND
Schedule of Investments (Unaudited)
March 31, 2018
name	Shares	Value
COMMON STOCKS - 83.1%
ARGENTINA - 0.0%
Airports - 0.0%
Corporacion America Airports SA [1]	600	$7,404
Total ARGENTINA		7,404
AUSTRALIA - 2.3%
Diversified - 1.3%
Dexus	86,600	623,584
The GPT Group	97,300	356,605
Total Diversified		980,189
Metals & Mining - 0.2%
BHP Billiton Ltd.	6,100	135,210
Pipelines - 0.1%
APA Group	9,359	56,987
Toll Roads - 0.7%
Macquarie Atlas Roads Group	71,200	317,679
Transurban Group	30,500	268,967
Total Toll Roads		586,646
Total AUSTRALIA		1,759,032
BRAZIL - 0.5%
Metals & Mining - 0.2%
Vale SA - ADR	11,629	147,921
Water - 0.3%
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	20,200	213,918
Total BRAZIL		361,839
CANADA - 5.4%
Pipelines - 5.4%
Enbridge, Inc.	49,718	1,563,685
Pembina Pipeline Corp.	30,700	957,923
TransCanada Corp.	40,871	1,690,229
Total Pipelines		4,211,837
Total CANADA		4,211,837
CHINA - 1.2%
Airports - 0.2%
Beijing Capital International Airport Company Ltd.	110,200	148,834
Gas Utilities - 0.3%
ENN Energy Holdings Ltd.	23,900	214,835
Office - 0.3%
SOHO China Ltd.	430,500	226,755
Pipelines - 0.2%
Kunlun Energy Company Ltd.	160,800	139,650
Water - 0.2%
Guangdong Investment Ltd.	102,500	162,387
Total CHINA		892,461
DENMARK - 0.6%
Renewables/Electric Generation - 0.6%
Orsted A/S [2]	7,500	487,964
Total DENMARK		487,964

FRANCE - 4.5%
Communications - 0.3%
Eutelsat Communications SA	10,800	214,061
Office - 0.5%
Gecina SA	2,200	381,770
Retail - 0.2%
Eurocommercial Properties NV	4,700	194,077
Toll Roads - 3.5%
Eiffage SA	2,100	239,172
Getlink SE	48,900	697,961
Vinci SA	17,700	1,743,365
Total Toll Roads		2,680,498
Total FRANCE		3,470,406
GERMANY - 1.2%
Office - 0.3%
alstria office REIT-AG	16,286	255,048
Residential - 0.9%
Grand City Properties SA	11,710	280,111
Vonovia SE	8,116	402,471
Total Residential		682,582
Total GERMANY		937,630
HONG KONG - 1.4%
Diversified - 0.5%
Wharf Real Estate Investment Company Ltd.	57,487	375,757
Office - 0.8%
Hongkong Land Holdings Ltd.	90,743	626,945
Retail - 0.1%
Hysan Development Company Ltd.	23,100	122,588
Total HONG KONG		1,125,290
ITALY - 1.7%
Gas Utilities - 0.3%
Italgas SpA	37,473	223,914
Renewables/Electric Generation - 0.6%
Enel SpA	79,100	484,030
Toll Roads - 0.8%
Atlantia SpA	20,600	638,320
Total ITALY		1,346,264
JAPAN - 4.8%
Gas Utilities - 0.2%
Tokyo Gas Company Ltd.	6,900	184,369
Metals & Mining - 0.2%
Nippon Steel & Sumitomo Metal Corp.	5,500	120,752
Office - 3.2%
Hulic Reit, Inc.	86	131,288
Mitsubishi Estate Company Ltd.	60,750	1,017,650
Mitsui Fudosan Company Ltd.	54,900	1,325,355
Total Office		2,474,293
Rail - 0.3%
East Japan Railway Co.	2,700	252,434

Residential - 0.9%
Leopalace21 Corp.	66,904	549,028
Nippon Accommodations Fund, Inc.	30	132,248
Total Residential		681,276
Total JAPAN		3,713,124
LUXEMBOURG - 0.2%
Metals & Mining - 0.2%
ArcelorMittal [1]	4,315	137,260
Total LUXEMBOURG		137,260
MEXICO - 0.7%
Electricity Transmission & Distribution - 0.4%
CFE Capital S de RL de CV [1]	267,700	280,511
Toll Roads - 0.3%
Promotora y Operadora de Infraestructura SAB de CV	24,093	239,565
Total MEXICO		520,076
NEW ZEALAND - 0.5%
Airports - 0.5%
Auckland International Airport Ltd.	81,000	359,430
Total NEW ZEALAND		359,430
REPUBLIC OF KOREA - 0.2%
Metals & Mining - 0.2%
POSCO - ADR	1,817	143,270
Total REPUBLIC OF KOREA		143,270
SINGAPORE - 1.2%
Diversified - 0.8%
City Developments Ltd.	65,400	651,660
Office - 0.4%
CapitaLand Commercial Trust	192,600	269,984
Total SINGAPORE		921,644
SPAIN - 3.7%
Airports - 0.9%
Aena SME SA [2]	3,500	705,753
Diversified - 1.1%
Merlin Properties Socimi SA	54,000	827,200
Office - 0.4%
Inmobiliaria Colonial Socimi SA	24,300	281,093
Toll Roads - 1.3%
Abertis Infraestructuras SA	20,200	452,843
Ferrovial SA	28,719	600,449
Total Toll Roads		1,053,292
Total SPAIN		2,867,338
SWITZERLAND - 0.2%
Metals & Mining - 0.2%
Glencore PLC [1]	28,475	141,498
Total SWITZERLAND		141,498

UNITED KINGDOM - 7.6%
Diversified - 1.6%
Land Securities Group PLC	94,657	1,245,394
Electricity Transmission & Distribution - 2.5%
National Grid PLC	173,433	1,952,242
Metals & Mining - 0.4%
Anglo American PLC	6,600	153,745
Rio Tinto PLC - ADR	2,780	143,253
Total Metals & Mining		296,998
Office - 1.0%
Great Portland Estates PLC	83,507	779,291
Retail - 0.8%
Capital & Counties Properties PLC	62,000	236,789
Hammerson PLC	50,526	380,876
Total Retail		617,665
Water - 1.3%
Pennon Group PLC	40,400	365,241
Severn Trent PLC	24,400	631,679
Total Water		996,920
Total UNITED KINGDOM		5,888,510
UNITED STATES - 45.2%
Basic Industrial - 0.3%
Weyerhaeuser Co.	7,100	248,500
Communications - 5.9%
American Tower Corp.	18,200	2,645,188
Crown Castle International Corp.	4,100	449,401
SBA Communications Corp. [1]	8,700	1,487,004
Total Communications		4,581,593
Datacenters - 1.2%
Equinix, Inc.	1,500	627,210
QTS Realty Trust, Inc.	7,100	257,162
Total Datacenters		884,372
Electricity Transmission & Distribution - 3.3%
Edison International	11,500	732,090
PG&E Corp.	17,084	750,500
Sempra Energy	9,500	1,056,590
Total Electricity Transmission & Distribution		2,539,180
Gas Utilities - 1.3%
Atmos Energy Corp.	8,100	682,344
Southwest Gas Holdings, Inc.	5,000	338,150
Total Gas Utilities		1,020,494
Healthcare - 2.1%
HCP, Inc.	27,400	636,502
Physicians Realty Trust	20,500	319,185

Ventas, Inc.	13,000	643,890
Total Healthcare		1,599,577
Hotel - 1.7%
Extended Stay America, Inc.	17,800	351,906
Park Hotels & Resorts, Inc.	23,930	646,589
RLJ Lodging Trust	17,800	346,032
Total Hotel		1,344,527
Industrial - 1.0%
Duke Realty Corp.	21,900	579,912
Prologis, Inc.	3,200	201,568
Total Industrial		781,480
Master Limited Partnerships - 7.2%
Archrock Partners LP	5,500	67,210
Boardwalk Pipeline Partners LP	47,900	486,185
CNX Midstream Partners LP	3,600	66,204
Energy Transfer Partners LP	59,105	958,683
EnLink Midstream Partners LP	27,600	377,016
Enterprise Products Partners LP	37,695	922,774
Hess Midstream Partners LP	4,600	87,584
MPLX LP	23,800	786,352
Oasis Midstream Partners LP	5,500	97,405
Plains All American Pipeline LP	32,200	709,366
Rice Midstream Partners LP	21,064	381,258
Western Gas Partners LP	4,120	175,800
Williams Partners LP	13,879	477,854
Total Master Limited Partnerships		5,593,691
Metals & Mining - 0.4%
Freeport-McMoRan, Inc. [1]	8,003	140,613
Nucor Corp.	2,267	138,491
Total Metals & Mining		279,104
Midstream - 4.9%
Cheniere Energy, Inc. [1]	9,400	502,430
Enable Midstream Partners LP	9,200	126,224
EQT Midstream Partners LP	7,920	467,518
ONEOK, Inc.	5,600	318,752
Targa Resources Corp.	24,610	1,082,840
The Williams Companies, Inc.	52,600	1,307,636
Total Midstream		3,805,400
Net Lease - 0.9%
Gramercy Property Trust	20,022	435,078
MGM Growth Properties LLC	9,198	244,115
Total Net Lease		679,193

Office - 1.9%
Hudson Pacific Properties, Inc.	18,710	608,636
Kilroy Realty Corp.	8,500	603,160
Piedmont Office Realty Trust, Inc.	13,300	233,947
Total Office		1,445,743
Pipelines - 1.9%
Kinder Morgan, Inc.	97,775	1,472,491
Renewables/Electric Generation - 3.0%
American Electric Power Company, Inc.	7,700	528,143
CMS Energy Corp.	13,900	629,531
Entergy Corp.	8,300	653,874
NRG Energy, Inc.	6,400	195,392
Pattern Energy Group, Inc.	18,200	314,678
Total Renewables/Electric Generation		2,321,618
Residential - 3.6%
American Homes 4 Rent	29,273	587,802
AvalonBay Communities, Inc.	3,200	526,272
Equity Residential	4,300	264,966
Essex Property Trust, Inc.	1,863	448,387
Mid-America Apartment Communities, Inc.	10,000	912,400
Total Residential		2,739,827
Retail - 3.8%
DDR Corp.	50,100	367,233
Federal Realty Investment Trust	3,400	394,774
Simon Property Group, Inc.	12,565	1,939,408
Taubman Centers, Inc.	4,400	250,404
Total Retail		2,951,819
Self Storage - 0.8%
Public Storage	3,000	601,170
Total UNITED STATES		34,889,779
Total COMMON STOCKS
(Cost $63,527,902)		64,182,056
CONVERTIBLE PREFERRED STOCK - 0.4%
UNITED STATES - 0.4%
Office - 0.4%
Equity Commonwealth, Series D, 6.50%	12,524	325,499
Total UNITED STATES		325,499
Total CONVERTIBLE PREFERRED STOCK
(Cost $312,867)		325,499

	Principal Amount (000s)	Value
REAL ASSET DEBT - 9.6%
CANADA - 0.8%
Energy - 0.4%
MEG Energy Corp., 6.50%, 01/15/25 [2]	$175	$169,750
Trinidad Drilling Ltd., 6.63%, 02/15/25 [2]	125	116,563
Total Energy		286,313
Metals & Mining - 0.4%
Hudbay Minerals, Inc., 7.63%, 01/15/25 [2]	175	184,844
Kinross Gold Corp., 5.95%, 03/15/24	100	107,450
Total Metals & Mining		292,294
Total CANADA		578,607
LUXEMBOURG - 0.2%
Metals & Mining - 0.2%
ArcelorMittal, 6.13%, 06/01/25	150	163,125
Total LUXEMBOURG		163,125
UNITED STATES - 8.6%
Basic Industrial - 0.2%
Olin Corp., 5.00%, 02/01/30	125	119,688
Construction & Building Materials - 0.4%
PulteGroup, Inc., 6.38%, 05/15/33	125	130,625
Toll Brothers Finance Corp., 4.88%, 11/15/25	175	172,813
Total Construction & Building Materials		303,438
Energy - 0.8%
Concho Resources, Inc., 4.38%, 01/15/25	175	177,286
EP Energy LLC, 8.00%, 11/29/24 [2]	175	175,875
Pattern Energy Group, Inc., 5.88%, 02/01/24 [2]	125	127,812
Range Resources Corp., 5.75%, 06/01/21	175	178,500
Total Energy		659,473
Health Facilities - 0.5%
HCA, Inc., 5.25%, 06/15/26	275	278,575
Tenet Healthcare Corp., 8.13%, 04/01/22	125	130,312
Total Health Facilities		408,887
Infrastructure Services - 0.4%
Terex Corp., 5.63%, 02/01/25 [2]	125	125,156
United Rentals North America, Inc., 5.75%, 11/15/24	175	182,184
Total Infrastructure Services		307,340
Leisure - 0.6%
Boyd Gaming Corp., 6.38%, 04/01/26	175	182,457
GLP Capital LP, 5.38%, 04/15/26	125	126,875
MGM Growth Properties Operating Partnership LP, 5.63%, 05/01/24	175	180,250
Total Leisure		489,582

Media - 1.0%
CCO Holdings LLC, 5.88%, 05/01/27 [2]	175	175,000
Comcast Corp., 3.15%, 02/15/28	225	214,307
CSC Holdings LLC, 5.25%, 06/01/24	175	166,469
Mediacom Broadband LLC, 6.38%, 04/01/23	175	180,579
Total Media		736,355
Metals & Mining - 0.2%
AK Steel Corp., 7.63%, 10/01/21	175	179,375
Oil Gas Transportation & Distribution - 1.4%
AmeriGas Partners LP, 5.50%, 05/20/25	150	144,750
Antero Midstream Partners LP, 5.38%, 09/15/24	100	100,750
Blue Racer Midstream LLC, 6.13%, 11/15/22 [2]	150	152,625
Crestwood Midstream Partners LP, 6.25%, 04/01/23	100	100,750
Genesis Energy LP, 6.50%, 10/01/25	125	122,500
Holly Energy Partners LP, 6.00%, 08/01/24 [2]	125	127,500
MPLX LP, 4.88%, 12/01/24	125	131,071
Targa Resources Partners LP, 5.25%, 05/01/23	175	176,312
Total Oil Gas Transportation & Distribution		1,056,258
Real Estate - 0.3%
Hospitality Properties Trust, 4.95%, 02/15/27	100	101,711
Lamar Media Corp., 5.38%, 01/15/24	125	128,750
Total Real Estate		230,461
Telecommunication Services - 1.9%
CenturyLink, Inc., Series U, 7.65%, 03/15/42	200	169,500
Crown Castle International Corp., 4.75%, 05/15/47	150	151,161
CyrusOne LP, 5.38%, 03/15/27	175	174,562
Frontier Communications Corp., 11.00%, 09/15/25	50	37,469
Level 3 Financing, Inc., 5.38%, 05/01/25	175	169,750
SBA Communications Corp., 4.88%, 09/01/24	175	171,500
Sprint Capital Corp., 6.88%, 11/15/28	100	93,250
T-Mobile USA, Inc., 6.50%, 01/15/26	100	106,250
Windstream Services LLC, 6.38%, 08/01/23 [2]	216	123,120
Zayo Group LLC, 6.00%, 04/01/23	150	154,125
Zayo Group LLC, 5.75%, 01/15/27 [2]	100	97,750
Total Telecommunication Services		1,448,437
Transportation - 0.3%
Teekay Offshore Partners LP, 6.00%, 07/30/19	100	99,875
Watco Companies LLC, 6.38%, 04/01/23 [2]	100	102,500
Total Transportation		202,375
Utility - 0.6%
AES Corp., 4.88%, 05/15/23	100	101,750
Calpine Corp., 5.75%, 01/15/25	100	91,500
Dynegy, Inc., 6.75%, 11/01/19	76	77,330
NRG Energy, Inc., 6.25%, 07/15/22	100	102,970
NRG Yield Operating LLC, 5.38%, 08/15/24	125	125,469
Total Utility		499,019
Total UNITED STATES		6,640,688
Total REAL ASSET DEBT
(Cost $7,587,202)		7,382,420

	Shares	Value
PREFERRED STOCKS - 2.6%
UNITED STATES - 2.6%
Datacenters - 0.2%
Digital Realty Trust, Inc., Series G, 5.88%	2,889	$72,167
Digital Realty Trust, Inc., Series J, 5.25%	4,500	107,640
Total Datacenters		179,807
Diversified - 0.1%
PS Business Parks, Inc., Series W, 5.20%	3,400	80,818
Industrial - 0.3%
Rexford Industrial Realty, Inc., Series A, 5.88%	5,400	128,790
Rexford Industrial Realty, Inc., Series B, 5.88%	3,100	75,485
Total Industrial		204,275
Midstream - 0.1%
CorEnergy Infrastructure Trust, Inc., Series A, 7.38%	3,000	74,820
Net Lease - 0.5%
Gramercy Property Trust, Series A, 7.13%	7,058	181,038
National Retail Properties, Inc., Series F, 5.20%	2,800	64,876
Spirit Realty Capital, Inc., Series A, 6.00%	6,000	130,380
Total Net Lease		376,294
Residential - 0.3%
American Homes 4 Rent, Series C, 5.50% [3]	3,400	96,050
American Homes 4 Rent, Series E, 6.35%	3,800	94,278
American Homes 4 Rent, Series F, 5.88%	2,200	51,700
Total Residential		242,028
Retail - 0.2%
DDR Corp., Series K, 6.25%	3,432	76,156
Federal Realty Investment Trust, Series C, 5.00%	3,500	79,765
Total Retail		155,921
Self Storage - 0.9%
Public Storage, Series D, 4.95%	14,200	337,250
Public Storage, Series F, 5.15%	5,200	126,100
Public Storage, Series G, 5.05%	9,700	232,800
Total Self Storage		696,150
Total UNITED STATES		2,010,113
Total PREFERRED STOCKS
(Cost $2,101,965)		2,010,113
Total Investments - 95.7%
(Cost $73,529,936)		73,900,088
Other Assets in Excess of Liabilities - 4.3%		3,344,838
TOTAL NET ASSETS - 100.0%		$77,244,926

The following notes should be read in conjunction with the accompanying Schedule of Investments.
ADR - American Depositary Receipt
1 - Non-income producing security.
2 - Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.  As of March 31, 2018, the total value of all such securities was $2,872,212 or 3.7% of net assets.

3 - Security is a “step up” holding where the coupon increases or steps up at a predetermined date. Interest rate shown is the rate in effect as of March 31, 2018.

Notes to Schedule of Investments (Unaudited)

Valuation of Investments: The Trust’s Board of Trustees (the “Board”) has adopted procedures for the valuation of each Fund’s securities. The Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in each Fund’s portfolio. The Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team. There can be no assurance that each Fund could purchase or sell a portfolio security at the price used to calculate each Fund’s NAV.

Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from active and reliable market makers in any such security or a broker-dealer. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Short-term debt securities with remaining maturities of sixty days or less are valued at amortized cost of discount or premium to maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent fair value.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. When fair value pricing is employed, the value of the portfolio securities used to calculate the Funds’ net asset values may differ from quoted or official closing prices. Investments in open-end registered investment companies, if any, are valued at the net asset value (“NAV”) as reported by those investment companies.

Securities for which market prices are not readily available or which cannot be valued using the sources described above will be valued using an internal proprietary fair value methodology. For any security warranting such fair value measurement, a memorandum, including the specific methodology and supporting information, will be provided to the Valuation Committee by a portfolio manager or analyst looking to fair value a particular security utilizing the internal proprietary fair value methodology. A portfolio manager or analyst shall use their best efforts to maximize the use of relevant observable inputs and minimize the use of unobservable inputs within their valuation technique. The Valuation Committee shall review the memorandum and supporting information provided by a portfolio manager or analyst and consider all relevant factors as it deems appropriate before approving the fair value recommendation.

Each Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate.

The fair value of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Funds have established methods of fair value measurements in accordance with GAAP. Fair value denotes the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 -	quoted prices in active markets for identical assets or liabilities
Level 2 -
quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

Level 3 -	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of assets or liabilities)

The Adviser’s valuation policy, as previously stated, establishes parameters for the sources and types of valuation analysis, as well as, the methodologies and inputs the Adviser uses in determining fair value. If the Valuation Committee determines that additional techniques, sources or inputs are appropriate or necessary in a given situation, such additional work will be undertaken.

Significant increases or decreases in any of the unobservable inputs in isolation may result in a lower or higher fair value measurement.

To assess the continuing appropriateness of security valuations, the Adviser (or its third party service providers who are subject to oversight by the Adviser), regularly compares its prior day prices, prices on comparable securities and sale prices to the current day prices and challenges those prices that exceed certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, the Adviser’s Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Brookfield Global Listed Infrastructure Fund

The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of March 31, 2018:

Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Argentina	$182,632	$-	$-	$182,632
Australia	-	4,522,912	-	4,522,912
Brazil	1,499,544	-	-	1,499,544
Canada	25,495,666	-	-	25,495,666
China	-	4,638,399	-	4,638,399
Denmark	-	3,389,726	-	3,389,726
France	4,627,382	12,927,938	-	17,555,320
Italy	-	8,420,937	-	8,420,937
Japan	-	2,432,544	-	2,432,544
Mexico	3,617,896	-	-	3,617,896
New Zealand	-	2,390,876	-	2,390,876
Spain	-	10,244,425	-	10,244,425
United Kingdom	-	18,827,673	-	18,827,673
United States	113,463,801	-	-	113,463,801
Total	$148,886,921	$67,795,430	$-	$216,682,351

For further information regarding security characteristics, see the Schedule of Investments.

During the three months ended March 31, 2018, there were no transfers between Levels. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

Brookfield Global Listed Real Estate Fund

The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of March 31, 2018:

Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$-	$74,199,861	$-	$74,199,861
China	-	17,523,115	-	17,523,115
France	-	43,427,068	-	43,427,068
Germany	-	70,872,129	-	70,872,129
Hong Kong	-	87,431,387	-	87,431,387
Japan	-	244,063,097	-	244,063,097
Singapore	-	71,590,966	-	71,590,966
Spain	-	85,047,426	-	85,047,426
United Kingdom	-	207,795,924	-	207,795,924
United States	1,044,527,677	-	-	1,044,527,677
Total	$1,044,527,677	$901,950,973	$-	$1,946,478,650

For further information regarding security characteristics, see the Schedule of Investments.

During the three months ended March 31, 2018, there were transfers from Level 1 to Level 2 of $41,590,509, which represent common stocks that were previously priced using the market close prices and are currently priced using the factor adjusted prices.  There were no additional transfers between Levels. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

Brookfield U.S. Listed Real Estate Fund

The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of March 31, 2018:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$21,903,944	$-	$-	$21,903,944
Total	$21,903,944	$-	$-	$21,903,944

For further information regarding security characteristics, see the Schedule of Investments.

During the three months ended March 31, 2018, there were no transfers between Levels. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

Brookfield Real Assets Securities Fund

The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of March 31, 2018:

Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Argentina	$7,404	$-	$-	$7,404
Australia	-	1,759,032	-	1,759,032
Brazil	361,839	-	-	361,839
Canada	4,211,837	-	-	4,211,837
China	-	892,461	-	892,461
Denmark	-	487,964	-	487,964
France	697,961	2,772,445	-	3,470,406
Germany	-	937,630	-	937,630
Hong Kong	-	1,125,290	-	1,125,290
Italy	-	1,346,264	-	1,346,264
Japan	-	3,713,124	-	3,713,124
Luxembourg	137,260	-	-	137,260
Mexico	520,076	-	-	520,076
New Zealand	-	359,430	-	359,430
Republic of Korea	143,270	-	-	143,270
Singapore	-	921,644	-	921,644
Spain	-	2,867,338	-	2,867,338
Switzerland	-	141,498	-	141,498
United Kingdom	143,253	5,745,257	-	5,888,510
United States	34,889,779	-	-	34,889,779
Total Common Stocks	41,112,679	23,069,377	-	64,182,056
Convertible Preferred Stock:
United States	325,499	-	-	325,499
Real Asset Debt:
Canada	-	578,607	-	578,607
Luxembourg	-	163,125	-	163,125
United States	-	6,640,688	-	6,640,688
Total Real Asset Debt	-	7,382,420	-	7,382,420
Preferred Stocks:
United States	1,935,293	74,820	-	2,010,113
Total	$43,373,471	$30,526,617	$-	$73,900,088

For further information regarding security characteristics, see the Schedule of Investments.

During the three months ended March 31, 2018, there were transfers from Level 1 to Level 2 of $375,757, which represents a common stock that was previously priced using the market close price and is currently priced using the factor adjusted price and $74,820, which represents a preferred stock that was previously priced using the market close price and is currently priced using the mean of the bid and ask price. There were also transfers from Level 2 to Level 1 of $325,499, which represents a convertible preferred stock that was previously priced using the mean of the bid and ask price and is currently priced using the market close price and $75,485, which represents a preferred stock that was previously priced using the mean of the bid and ask price and is currently priced using the market close price.  There were no additional transfers between Levels. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

Swap Contracts: Each Fund may enter into total rate of return, credit default or other types of swaps and related derivatives for the purpose of hedging and risk management. These transactions generally provide for the transfer from one counterparty to another of certain risks inherent in the ownership of a financial asset such as a debt instrument or common stock. Such risks include, among other things, the risk of default and insolvency of the obligor of such asset, the risk that the credit of the obligor or the underlying collateral will decline or the risk that the common stock of the underlying issuers will decline in value. The transfer of risk pursuant to a derivative of this type may be complete or partial, and may be for the life of the related asset or for a shorter period. These derivatives may be used as a risk management tool for a pool of financial assets, providing a Fund with the opportunity to gain or reduce exposure to one or more reference securities or other financial assets (each, a “Reference Asset”) without actually owning or selling such assets in order, for example, to increase or reduce a concentration risk or to diversify a portfolio. Conversely, these derivatives may be used by a Fund to reduce exposure to an owned asset without selling it.

Because a Fund would not own the Reference Assets, the Fund may not have any voting rights with respect to the Reference Assets, and in such cases all decisions related to the obligors or issuers of the Reference Assets, including whether to exercise certain remedies, will be controlled by the swap counterparties.

The Funds did not have any swap contracts outstanding during the three months ended March 31, 2018.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.

(b) As of the date of filing this Form N-Q, the Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Brookfield Investment Funds

By (Signature and Title)  /s/ Brian F. Hurley
Brian F. Hurley
President and Principal Executive Officer
Date:  May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Brian F. Hurley
Brian F. Hurley
President and Principal Executive Officer
Date:  May 29, 2018

By (Signature and Title)  /s/ Angela W. Ghantous
Angela W. Ghantous
Treasurer and Principal Financial Officer
Date:  May 29, 2018